Significant Balance Sheet Components (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024
Significant Balance Sheet Components [Line Items]
Employee retention credits	$ 500,000	$ 1,200,000
Prepaid expenses, non-current	3,456,000	3,474,000	$ 3,368,000
Excise tax payable	$ 2,925,000	$ 2,925,000		$ 2,900,000
Periodic payment for excise tax, term	72 months	72 months
Periodic payments for excise tax	$ 40,000.00	$ 40,000.00
Percentage of estimated interest	9.00%
Underpayment penalty percentage	0.50%
Unpaid total liability percentage	25.00%
Interest and penalties accrued	$ 400,000	500,000	0
Other current assets	700,000	1,347,000	1,893,000
Other income (expense), net		0	1,800,000
Depreciation expense			1,100,000
Ginkgo Bioworks Inc [Member]
Significant Balance Sheet Components [Line Items]
Prepaid expenses, non-current	$ 3,000,000	3,000,000
Employee Retention Credits [Member]
Significant Balance Sheet Components [Line Items]
Other current assets		$ 1,200,000	$ 1,800,000